UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2007 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    March 31, 2007
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    137
Form 13F Information Table Value Total:    $198,807
List of Other Included Managers:
No.  13F File Number      Name

						     Item 6:				     Item 8:
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	               Investment Discretion			Item 7:	                Voting Authority
        Name of Issuer	Title of Class	CUSIP	Fair Market	 Shares or		 (b) Shared-		Managers		   (Shares)
		   Number	Value	 Principal	 (a) Sole	 As Defined	 (c) Shared-	See Instr. V	 (a) Sole	 (b) Shared	(c) None
				  Amount		  in Instr. V	       Other
3M Co.	Common	88579Y101	252.2 	"3,300 "	"3,300 "					"3,300 "
Abbott Laboratories	Common	002824100	"1,457.2 "	"26,115 "	"26,115 "					"26,115 "
Aberdeen Asia-Paciific Income Fd	Common	003009107	"3,136.4 "	"490,837 "	"490,837 "					"490,837 "
Aberdeen Global Income Fd	Common	003013109	"2,178.9 "	"167,869 "	"167,869 "					"167,869 "
AllianceBernstein Holding L.P.	Unit L.P. Int.	01881G106	"1,311.6 "	"14,821 "	"14,821 "					"14,821 "
Allied Capital Corp.	Common	01903Q108	818.2 	"28,400 "	"28,400 "					"28,400 "
Allstate Corp.	Common	020002101	"1,772.3 "	"29,508 "	"29,508 "					"29,508 "
Altria Group Inc.	Common	022095103	217.1 	"2,473 "	"2,473 "					"2,473 "
American Capital Strategies	Common	024937104	"2,744.3 "	"61,934 "	"61,934 "					"61,934 "
Amgen Inc.	Common	031162100	"2,215.6 "	"39,650 "	"39,650 "					"39,650 "
AngloGold Ashanti Ltd- Spon ADR	Sponsored ADR	035128206	482.5 	"10,820 "	"10,820 "					"10,820 "
AT&T Inc.	Common	00206R102	258.1 	"6,547 "	"6,547 "					"6,547 "
"Atlas Pipeline Partners, L.P."	Unit L.P. Int.	049392103	"1,891.7 "	"39,510 "	"39,510 "					"39,510 "
Avery Dennison	Common	053611109	"1,999.0 "	"31,108 "	"31,108 "					"31,108 "
Bank of America Corp.	Common	060505104	470.8 	"9,227 "	"9,227 "					"9,227 "
"Bank of New York Co., Inc."	Common	064057102	558.8 	"13,780 "	"13,780 "					"13,780 "
Berkshire Hathaway Inc. Class B	CL B	084670207	211.1 	58 	58 					58
BP PLC - Spon ADR	Common	055622104	"1,921.5 "	"29,675 "	"29,675 "					"29,675 "
"Buckeye Partners, LP"	Unit Ltd Partn	118230101	"1,079.0 "	"21,702 "	"21,702 "					"21,702 "
Cedar Fair	Dep. Unit	150185106	"2,940.6 "	"102,962 "	"102,962 "					"102,962 "
Chevron Corp	Common	166764100	605.1 	"8,181 "	"8,181 "					"8,181 "
"Church & Dwight Co., Inc."	Common	171340102	"3,864.8 "	"76,759 "	"76,759 "					"76,759 "
Cisco Systems	Common	17275R102	"3,135.3 "	"122,808 "	"122,808 "					"122,808 "
CitiGroup Inc.	Common	172967101	"2,665.0 "	"51,909 "	"51,909 "					"51,909 "
Clevelnd-Cliffs	Common	185896107	624.5 	"9,756 "	"9,756 "					"9,756 "
ConocoPhillips	Common	20825C104	"3,030.0 "	"44,330 "	"44,330 "					"44,330 "
Cypress Semiconductor Corp.	Common	232806109	266.6 	"14,374 "	"14,374 "					"14,374 "
Developers Diversified Realty	Common	251591103	379.7 	"6,037 "	"6,037 "					"6,037 "
Dover Corp.	Common	260003108	"3,426.5 "	"70,200 "	"70,200 "					"70,200 "
Dow Chemical	Common	260543103	"4,702.7 "	"102,545 "	"102,545 "					"102,545 "
Duke Energy Corp.	Common	264399106	"2,885.2 "	"142,200 "	"142,200 "					"142,200 "
eBay Inc.	Common	278642103	534.9 	"16,136 "	"16,136 "					"16,136 "
Ecolab Inc.	Common	278865100	"1,982.9 "	"46,114 "	"46,114 "					"46,114 "
Emerson Electric	Common	291011104	244.0 	"5,662 "	"5,662 "					"5,662 "
"Energy Transfer Partners, L.P."	Unit Ltd Partn	29273R109	"1,801.7 "	"30,925 "	"30,925 "					"30,925 "
Enpath Medical Inc.	Common	29355Y105	"1,508.6 "	"150,862 "	"150,862 "					"150,862 "
Enterprise Products Part. L.P.	Common	293792107	"1,958.9 "	"61,600 "	"61,600 "					"61,600 "
"Everest Re Group, Ltd."	Common	G3223R108	310.1 	"3,225 "	"3,225 "					"3,225 "
Expeditors Int'l Wash.	Common	302130109	961.8 	"23,276 "	"23,276 "					"23,276 "
"Express Scripts, Inc."	Common	302182100	812.0 	"10,060 "	"10,060 "					"10,060 "
Exxon Mobil Corp.	Common	30231G102	"5,598.0 "	"74,195 "	"74,195 "					"74,195 "
"Federated Department Stores, Inc"	Common	31410H101	949.2 	"21,070 "	"21,070 "					"21,070 "
Fedex Corp.	Common	31428X106	"1,347.2 "	"12,540 "	"12,540 "					"12,540 "
General Electric	Common	369604103	"5,500.4 "	"155,553 "	"155,553 "					"155,553 "
Genzyme	Common	372917104	"2,593.4 "	"43,209 "	"43,209 "					"43,209 "
Gilead Sciences Inc.	Common	375558103	"2,815.3 "	"36,729 "	"36,729 "					"36,729 "
"Goldman Sachs Group, Inc."	Common	38141G104	"1,205.3 "	"5,833 "	"5,833 "					"5,833 "
"Heartland Express , Inc."	Common	422347104	447.1 	"28,153 "	"28,153 "					"28,153 "
HSBC Holdings PLC-Spon ADR	Sponsored ADR	404280406	474.9 	"5,408 "	"5,408 "					"5,408 "
"Hudson City Bancorp, Inc."	Common	443683107	166.9 	"12,200 "	"12,200 "					"12,200 "
IBM	Common	459200101	"4,312.2 "	"45,748 "	"45,748 "					"45,748 "
Illinois Tool Works	Common	452308109	388.9 	"7,536 "	"7,536 "					"7,536 "
India Fund Inc.	Common	454089103	203.4 	"5,334 "	"5,334 "					"5,334 "
Intel	Common	458140100	"2,425.9 "	"126,809 "	"126,809 "					"126,809 "
Ishares Comex Gold Trust	Ishares	464285105	641.5 	"9,745 "	"9,745 "					"9,745 "
Ishares DJ Basic Mat. Index	DJ US Basic Mat	464287838	208.6 	"3,247 "	"3,247 "					"3,247 "
Ishares DJ Select Div Index	DJ Sel Div Inx	464287168	"1,821.2 "	"25,490 "	"25,490 "					"25,490 "
Ishares DJ US Healthcare Sec. Index	DJ US Healthcr	464287762	241.4 	"3,618 "	"3,618 "					"3,618 "
Ishares DJ US Energy Sec Index	DJ US Energy	464287796	227.9 	"2,183 "	"2,183 "					"2,183 "
Ishares MSCI Australia Index	MSCI Australia	464286103	980.9 	"37,800 "	"37,800 "					"37,800 "
Ishares MSCI Canada Index	MSCI CDA IDX	464286509	377.1 	"14,420 "	"14,420 "					"14,420 "
Ishares MSCI EAFE Index	MSCI EAFE IDX	464287465	"1,272.4 "	"16,685 "	"16,685 "					"16,685 "
Ishares-MSCI Emerg. Mrkts	MSCI Emerg Mkt	464287234	"1,055.8 "	"9,063 "	"9,063 "					"9,063 "
Ishares-MSCI Japan Index Fund	MSCI Japan	464286848	"1,132.1 "	"77,700 "	"77,700 "					"77,700 "
Ishares-MSCI Pacific Ex-Japan Idx	MSCI Pac J Idx	464286665	285.8 	"2,127 "	"2,127 "					"2,127 "
Ishares-NASDAQ Biotech Index	NASDQ Bio Indx	464287556	254.6 	"3,360 "	"3,360 "					"3,360 "
Ishares-Russell 2000 Valu Index	Rusl 2000 Valu	464287630	509.9 	"6,297 "	"6,297 "					"6,297 "
Ishares-S&P 500 Index	S&P 500 Index	464287200	587.0 	"4,124 "	"4,124 "					"4,124 "
Ishares-S&P 500/Barra Growth Index	S&P 500 Grw	464287309	974.3 	"15,075 "	"15,075 "					"15,075 "
Ishares-S&P Global Telecom SE	S&P Gbl Telcm	464287275	"1,400.5 "	"21,320 "	"21,320 "					"21,320 "
Ishares Silver Trust	Ishares	46428Q109	"1,645.6 "	"12,325 "	"12,325 "					"12,325 "
J.P. Morgan Chase & Co.	Common	46625H100	408.7 	"8,448 "	"8,448 "					"8,448 "
Johnson & Johnson	Common	478160104	982.7 	"16,307 "	"9,116 "					"16,307 "
K-Sea Transn Partners LP	Common	48268Y101	"2,389.3 "	"59,584 "	"59,584 "					"59,584 "
Kinder Morgan Energy Partner	UT Ltd Partner	494550106	"1,319.2 "	"25,041 "	"25,041 "					"25,041 "
Korea Fund	Common	500634100	"1,084.7 "	"32,731 "	"32,731 "					"32,731 "
Lowe's Cos Inc.	Common	548661107	"1,926.4 "	"61,175 "	"61,175 "					"61,175 "
Magellan Midstream Ptnrs LP	Com Unit RP LP	364.77375	841.1 	"17,973 "	"17,973 "					"17,973 "
Markwest Energy Partners L.P.	Unit L.P. Int.	1132.56933	"1,180.4 "	"33,250 "	"33,250 "					"33,250 "
Market Vectors ETF Tr	Gold Miner ETF	57060U100	"1,610.5 "	"40,700 "	"40,700 "					"40,700 "
Matria Healthcare Inc.	Common	576817209	"2,113.6 "	"80,182 "	"80,182 "					"80,182 "
Maxim Integrated Product	Common	57772K101	"1,716.5 "	"58,385 "	"58,385 "					"58,385 "
McDonald's	Common	580135101	"1,020.4 "	"22,650 "	"22,650 "					"22,650 "
Medtronic Inc.	Common	585055106	"4,613.7 "	"94,042 "	"94,042 "					"94,042 "
MFS Multimarket Inc. Trust	Sh Ben Int	552737108	274.2 	"44,800 "	"44,800 "					"44,800 "
Microsoft	Common	594918104	"1,739.4 "	"62,410 "	"62,410 "					"62,410 "
Midcap SPDR Trust Ser. I	Unit Ser 1	595635103	343.0 	"2,219 "	"2,219 "					"2,219 "
Mine Safety Appliances Co.	Common	602720104	"3,055.0 "	"72,634 "	"72,634 "					"72,634 "
Morgan Stanley Asia Pacific Fund	Common	61744U106	"1,256.1 "	"65,970 "	"65,970 "					"65,970 "
National City Corp.	Common	635405103	347.5 	"9,329 "	"9,329 "					"9,329 "
Neogen	Common	640491106	"3,994.7 "	"169,988 "	"169,988 "					"169,988 "
Newmont Mining Corp.	Common	651639106	"1,443.2 "	"34,370 "	"34,370 "					"34,370 "
Northrop Grumman Corp.	Common	666807102	"1,220.7 "	"16,447 "	"16,447 "					"16,447 "
Novartis AG-ADR	Sponsored ADR	66987V109	"2,362.0 "	"43,237 "	"43,237 "					"43,237 "
Nuveen OH Qual Income Muni Fd	Common	670980101	354.9 	"22,650 "	"22,650 "					"22,650 "
Omnicom Group Inc.	Common	681919106	"1,551.7 "	"15,156 "	"15,156 "					"15,156 "
Pan American Silver Corp.	Common	697900108	768.6 	"25,975 "	"25,975 "					"25,975 "
Patterson Companies Inc.	Common	703395103	279.5 	"7,875 "	"7,875 "					"7,875 "
Penn Virginia Resource Ptnr.	Common	707884102	"1,203.0 "	"43,120 "	"43,120 "					"43,120 "
Pepsico Inc.	Common	713448108	"2,535.6 "	"39,893 "	"39,893 "					"39,893 "
PetsMart Inc.	Common	716768106	"3,924.3 "	"119,064 "	"119,064 "					"119,064 "
"Pfizer, Inc."	Common	717081103	"1,561.3 "	"61,808 "	"61,808 "					"61,808 "
"Plains All American Pipeline, LP"	Unit L.P. Int.	726503105	765.2 	"13,282 "	"13,282 "					"13,282 "
"Principal Financial Group, Inc."	Common	74251V102	620.7 	"10,368 "	"10,368 "					"10,368 "
Procter & Gamble	Common	742718109	"5,501.1 "	"87,098 "	"87,098 "					"87,098 "
Progressive Corp.	Common	743315103	261.1 	"11,968 "	"11,968 "					"11,968 "
Rayonier Inc.	Common	754907103	"2,918.6 "	"67,875 "	"67,875 "					"67,875 "
"Resmed, Inc."	Common	761152107	"3,364.2 "	"66,790 "	"66,790 "					"66,790 "
Royal Dutch Shell Plc Adr	Spons ADR B	780259107	235.2 	"3,548 "	"3,548 "					"3,548 "
Rydex S&P Equal Weight ETF	S&P 500 Eq Trd	78355W106	222.7 	"4,588 "	"4,588 "					"4,588 "
Sabine Royalty Trust	Unit Ben Int	785688102	615.6 	"14,930 "	"14,930 "					"14,930 "
Schlumberger	Common	806857108	"1,142.4 "	"16,533 "	"16,533 "					"16,533 "
Short MidCap400 ProShares	Short Midcap400	74347R800	"1,062.0 "	"17,525 "	"17,525 "					"17,525 "
Short S&P 500 ProShares	Short S&P 500	74347R503	"1,222.3 "	"19,475 "	"19,475 "					"19,475 "
Silver Standard Resources Inc.	Common	82823L106	667.6 	"19,150 "	"19,150 "					"19,150 "
SPDR Trust Series I	Units Ser. I	78462F103	710.2 	"5,001 "	"5,001 "					"5,001 "
Spectra Energy Corp.	Common	847560109	"1,376.4 "	"52,395 "	"52,395 "					"52,395 "
Stericycle Inc.	Common	858912108	209.0 	"2,564 "	"2,564 "					"2,564 "
Streettracks Gold Trust	Gold Shs	863307104	"3,362.6 "	"51,150 "	"51,150 "					"51,150 "
Stryker Corp.	Common	863667101	750.3 	"11,314 "	"11,314 "					"11,314 "
Sunoco Logistics Ptn LP	Common Units	86764L108	"1,287.0 "	"21,725 "	"21,725 "					"21,725 "
Target Corporation	Common	87612E106	"1,012.0 "	"17,077 "	"17,077 "					"17,077 "
Tata Motors Ltd ADR	Sponsored ADR	876568502	"1,025.7 "	"63,275 "	"63,275 "					"63,275 "
Templeton Global Inc.Fund	Common	880198106	471.9 	"48,702 "	"48,702 "					"48,702 "
"Thor Industries, Inc."	Common	885160101	"1,914.3 "	"48,598 "	"48,598 "					"48,598 "
"TJX Companies, Inc."	Common	872540109	673.1 	"24,968 "	"24,968 "					"24,968 "
Transocean Inc.	Ord	G90078109	690.2 	"8,448 "	"8,448 "					"8,448 "
Valero L.P.	Com Unit LTD PRT	91913W104	670.5 	"10,068 "	"10,068 "					"10,068 "
Ventana Medical Systems	Common	92276H106	252.4 	"6,025 "	"6,025 "					"6,025 "
Verizon Communications	Common	92343V104	341.8 	"9,013 "	"9,013 "					"9,013 "
Viasys Healthcare Inc.	Common	92553Q209	"2,370.9 "	"69,753 "	"69,753 "					"69,753 "
Vornado Realty Trust	Sh.Ben.Int	929042109	634.3 	"5,315 "	"5,315 "					"5,315 "
Wal-mart Stores Inc.	Common	931142103	883.7 	"18,822 "	"18,822 "					"18,822 "
Walgreen	Common	931422109	"1,480.4 "	"32,260 "	"32,260 "					"32,260 "
Wells Fargo Company	Common	949740104	"2,624.7 "	"76,232 "	"76,232 "					"76,232 "
Western Union Company	Common	959802109	"1,755.1 "	"79,958 "	"79,958 "					"79,958 "
Wyeth	Common	983024100	627.6 	"12,545 "	"12,545 "					"12,545 "

13F REPORT  1ST Q 2007		GRAND TOTAL	"198,806.8 "